Accrued Expenses and Other Current Liabilities	12 Months Ended
Dec. 31, 2025
Subclassifications of assets, liabilities and equities [abstract]
Accrued Expenses and Other Current Liabilities
23.
Accrued Expenses and Other Current Liabilities

As at December 31, 2025 and 2024, this account consists of:

	2025	2024
	(in million pesos)
Accrued utilities and related expenses (Notes 24 and 27)	50,462	57,276
Contract liabilities and unearned revenues - current portion	9,445	10,442
Accrued employee benefits and other provisions (Note 27)	4,970	9,246
Accrued interests and other related costs (Note 28)	2,454	2,426
Accrued taxes and related expenses (Note 26)	2,349	3,907
Others	3,272	2,191
	72,952	85,488

Accrued utilities and related expenses pertain to costs incurred for electricity and water consumption, repairs and maintenance, selling and promotions, professional and other contracted services, rent, insurance and security services and other operational related expenses pending receipt of billings and statements of account from suppliers. These liabilities are noninterest-bearing and are normally settled within a year.

Contract liabilities and unearned revenues represent advance payments for leased lines, installation fees, monthly service fees and unused and/or unexpired portions of prepaid loads.

Accrued employee benefits and other provisions pertain to accrued salaries, wages and bonuses, and other employee benefits that are normally settled within a year.

Accrued taxes and related expenses pertain to licenses, permits and other related business taxes, which are normally settled within a year.

Accrued interests and other related costs include interest expense on loans, which are normally settled within a year.

Other accrued expenses and other current liabilities are normally settled within a year. They pertain to other costs incurred for operation-related expenses pending receipt of invoice and statement of accounts from suppliers and are noninterest-bearing. They also include accruals related to acquisition of Property and Equipment which are due to be settled within a year.